Loan capital (Tables)	12 Months Ended
Dec. 31, 2020
Loan capital
Schedule of retail bonds listed on the London Stock Exchange’s Order Book for Retail Bonds.

Retail bonds outstanding
Issuance date	August 19, 2014	April 26, 2016	June 1, 2017	February 12, 2018
Issuing entity (100% owned subsidiary)	Burford Capital	Burford Capital	Burford Capital	Burford Capital
	PLC	PLC	PLC	Finance LLC
Currency	GBP	GBP	GBP	USD
Face amount (in currency)	£90,000,000	£100,000,000	£175,000,000	$180,000,000
Maturity date	August 19, 2022	October 26, 2024	December 1, 2026	August 12, 2025
Interest rate per annum	6.50%	6.125%	5.00%	6.125%
Repurchased amount (in currency)	£3,843,000	£—	£—	$—
Face amount outstanding (in currency) after repurchases*	£86,157,000	£100,000,000	£175,000,000	$180,000,000

USD equivalent face value outstanding at exchange rate at issuance	$143,176,000	$144,020,000	$225,803,000	$180,000,000
USD equivalent face value outstanding at December 31, 2020**	$117,596,000	$136,490,000	$238,858,000	$180,000,000
Fair value equivalent:
At December 31, 2020	$117,587,000	$133,726,000	$220,764,000	$174,006,000
At December 31, 2019	$119,871,000	$128,302,000	$208,924,000	$172,350,000
*	In December of 2020 Burford repurchased £3,843,000 face amount of retail bonds maturing on August 18, 2022, for $4,935,000.

**The exchange rate at December 31, 2020 was $1.3649 per £1.00

Schedule of fair value equivalents for retail bonds

	2020	2019
Retail bonds	$’000	$’000
At January 1,	665,342	647,992
Loan capital finance costs	39,046	38,753
Interest paid	(37,890)	(37,568)
Foreign exchange losses	15,836	16,165
Bond repurchases	(4,964)	—
At December 31	677,370	665,342
Split:
Loan capital	667,814	655,880
Loan interest payable	9,556	9,462
Total loan capital	677,370	665,342

Schedule of finance costs

	2020	2019	2018
Finance costs	$’000	$’000	$’000
Loan capital interest expense	37,814	37,528	37,334
Bond issue costs incurred as finance costs	1,232	1,225	1,204
Loan capital finance costs (above)	39,046	38,753	38,538
Lease liabilities interest expense	1,252	869	-
Total finance costs	40,298	39,622	38,538